COMMITMENTS AND CONTINGENCIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of commitments and contingencies [line items]
Provisions	$ 1,691,656	$ 1,779,769
Legal issues
Disclosure of commitments and contingencies [line items]
Provisions	197,158	141,755
Labor lawsuits
Disclosure of commitments and contingencies [line items]
Provisions	580,669	624,610
Tax
Disclosure of commitments and contingencies [line items]
Provisions	181,830	277,032
Unused Balances Credit Cards
Disclosure of commitments and contingencies [line items]
Provisions	455,424	404,901
Charges to be paid to National Social Security Administration
Disclosure of commitments and contingencies [line items]
Provisions	135,676	105,301
Judicial Deposits
Disclosure of commitments and contingencies [line items]
Provisions	47,448	53,373
Eventual commitments
Disclosure of commitments and contingencies [line items]
Provisions	87,249	116,256
Others.
Disclosure of commitments and contingencies [line items]
Provisions	$ 6,202	$ 56,541